Income Taxes (Details 1) (USD $) In Thousands			12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2011 State Loss Carryforwards [Member]	Apr. 30, 2011 State Tax Credit Carryforwards [Member]	Apr. 30, 2011 Foreign Jurisdictional Tax Credit Carryforwards [Member]	Apr. 30, 2011 Total Tax Carryforwards [Member]
Tax carryforwards:
Related Tax Deduction, State loss carryforwards			$ 68,869
Deferred Tax Asset, State loss carryforwards			3,407
Valuation Allowance, State loss carryforwards			3,187
Expiration Dates, Operating loss carryforwards			2012 to 2030
Related Tax Deduction, State tax credit carry forwards and Foreign jurisdictional tax credit carryforwards				0	0
Deferred Tax Asset, State tax credit carryforwards				1,160
Valuation Allowance, State tax credit carryforwards and Foreign jurisdictional tax credit carryforwards				0	0
Expiration Dates, State tax credit carryforwards and Foreign jurisdictional tax credit carryforwards				2018	2014
Deferred Tax Asset, Foreign jurisdictional tax credit carryforwards					16
Related Tax Deduction, Total tax carryforwards						68,869
Deferred Tax Asset, Total tax carryforwards	4,583	5,049				4,583
Valuation Allowance, Total tax carryforwards						$ 3,187